Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (13.8%)
U.S. Government Securities (11.3%)
	United States Treasury Note/Bond	0.250%	9/30/23	6,385	6,174
	United States Treasury Note/Bond	2.250%	3/31/24	268,000	264,608
	United States Treasury Note/Bond	2.500%	4/30/24	84,740	83,999
[1]	United States Treasury Note/Bond	0.250%	6/15/24	477,350	452,587
	United States Treasury Note/Bond	0.375%	8/15/24	325,000	307,379
	United States Treasury Note/Bond	0.375%	9/15/24	83,000	78,305
	United States Treasury Note/Bond	0.625%	10/15/24	501,000	474,619
	United States Treasury Note/Bond	1.000%	12/15/24	68,000	64,749
	United States Treasury Note/Bond	1.125%	1/15/25	271,270	258,639
[2]	United States Treasury Note/Bond	1.750%	3/15/25	605,000	584,770
	United States Treasury Note/Bond	2.625%	4/15/25	165,050	163,271
	United States Treasury Note/Bond	2.750%	5/15/25	50,000	49,617
	United States Treasury Note/Bond	0.250%	5/31/25	390,605	360,394
[2]	United States Treasury Note/Bond	0.250%	7/31/25	523,245	480,241
	United States Treasury Note/Bond	0.250%	8/31/25	154,990	141,889
[2,3]	United States Treasury Note/Bond	0.375%	1/31/26	610,370	554,865
	United States Treasury Note/Bond	1.125%	10/31/26	38,950	35,895
	United States Treasury Note/Bond	1.250%	12/31/26	439,835	406,435
	United States Treasury Note/Bond	1.500%	1/31/27	7,590	7,085
	United States Treasury Note/Bond	1.875%	2/28/27	155,760	147,850
	United States Treasury Note/Bond	2.500%	3/31/27	36,240	35,357
	United States Treasury Note/Bond	2.750%	4/30/27	162,505	160,296
	United States Treasury Note/Bond	3.250%	6/30/27	32,500	32,815
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,654
	United States Treasury Note/Bond	1.125%	2/15/31	680	584
	United States Treasury Note/Bond	1.875%	2/15/32	14,335	12,984
	United States Treasury Note/Bond	2.875%	5/15/32	54,155	53,546
	United States Treasury Note/Bond	1.750%	8/15/41	9,085	6,909
[2]	United States Treasury Note/Bond	2.000%	11/15/41	1,019,145	809,106
	United States Treasury Note/Bond	2.375%	2/15/42	112,010	94,963
	United States Treasury Note/Bond	3.250%	5/15/42	225,910	220,474
	United States Treasury Note/Bond	2.250%	2/15/52	208,410	171,482
	United States Treasury Note/Bond	2.875%	5/15/52	221,150	208,779
					6,733,320
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	22,225
Conventional Mortgage-Backed Securities (2.1%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	21,262	17,537
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/33	3	3
[4]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	16	16
[4]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,315	1,401
[4,5]	UMBS Pool	2.500%	8/1/27–4/1/38	27,384	25,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	UMBS Pool	3.000%	7/14/52	820,000	763,369
[4,5,6]	UMBS Pool	3.500%	7/14/52	135,000	129,748
[4,5,6]	UMBS Pool	4.000%	7/14/52	293,525	289,397
					1,226,753
Nonconventional Mortgage-Backed Securities (0.4%)
[4,5]	Fannie Mae REMICS	1.250%	2/25/28	9,327	8,955
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	4,436	4,216
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	1,850	1,792
[4,5]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	6,227	5,916
[4,5]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,339	27,169
[4,5]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	45,059	42,617
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	74,677	73,692
[4,5]	Fannie Mae REMICS	4.000%	7/25/53	2,745	2,760
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	5,747	5,253
[4,5]	Freddie Mac REMICS	2.000%	9/15/31	8,637	8,349
[4,5]	Freddie Mac REMICS	2.500%	9/15/32	1,137	1,123
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	32,438	30,799
[4,5]	Freddie Mac REMICS	3.500%	3/15/31–10/15/45	8,634	8,454
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	3,747	3,737
[4]	Ginnie Mae	1.700%	10/20/45	1,503	1,487
					226,319
Total U.S. Government and Agency Obligations (Cost $8,760,425)					8,208,617
Asset-Backed/Commercial Mortgage-Backed Securities (1.6%)
[4,7]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	9,206	6,326
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-A	0.880%	8/15/25	6,845	6,782
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	17,575	16,850
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	9,979	9,725
[4,7]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	8,022	7,847
[4,7]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	38,669
[4,7]	American Tower Trust #1 Class 2A Series 13	3.070%	3/15/48	32,900	32,667
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	2,394	2,348
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	5,285	5,292
[4,7,8]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	25,491	21,729
[4,7,8]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-2	3.628%	3/25/49	340	340
[4,7,8]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	1,848	1,852
[4,7,8]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	2.024%	9/15/36	28,565	27,324
[4,7,8]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	2.223%	10/15/36	14,465	13,597
[4,7,8]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	1.974%	8/15/36	15,215	14,664
[4,7,8]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	2.224%	8/15/36	3,140	2,961

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	18,517	16,335
[4,7,8]	Cent CLO 21 Ltd. Class A1R3 Series 2014-21A, 3M USD LIBOR + 0.970%	2.195%	7/27/30	10,000	9,833
[4,7]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	25,292	22,331
[4,7]	Chesapeake Funding II LLC Class A1 Series 2018-3A	3.390%	1/15/31	2,895	2,899
[4,7,8]	Cloud Pass-Through Trust Class CLOU Series 2019-1A	3.554%	12/5/22	114	114
[4,7]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	13,158	12,758
[4,7]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	37,674	32,639
[4,7]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	31,170	27,313
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2019-2	2.290%	2/20/25	4,438	4,425
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2019-3	2.060%	5/20/25	3,836	3,824
[4,5,8]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	7.524%	10/25/28	3,524	3,660
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	14,039
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,785	10,887
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,645
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,771
[4,7]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	67,237	60,331
[4,7]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	35,231	31,288
[4,7]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	9,405	8,322
[4,7]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,852	8,409
[4,7,8]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	2.024%	3/15/38	9,717	9,315
[4,7]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	9,084	8,232
[4,7,8]	Madison Park Funding XIII Ltd. Class AR2 Series 2014-13A, 3M USD LIBOR + 0.950%	1.994%	4/19/30	33,312	32,898
[4,7,8]	Magnetite VII Ltd. Class A1R2 Series 2012-7A, 3M USD LIBOR + 0.800%	1.844%	1/15/28	29,981	29,548
[4,7]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	3,890	3,524
[4,7]	Mercury Financial Credit Card Master Trust Class A Series 2021-1A	1.540%	3/20/26	36,145	34,413
[4,7]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	19,504	19,265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	98,855	86,213
[4,7]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,768
[4,7]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	29,755	27,708
[4,5]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	26,929	26,631
[4,7,8]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	18,525
[4,7]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	16,980	15,212
[4,7]	START Ireland Class A Series 2019-1	4.089%	3/15/44	10,044	9,277
[4,7,8]	Symphony CLO XIV Ltd. Class AR Series 2014-14A, 3M USD LIBOR + 0.950%	1.988%	7/14/26	5,284	5,270
[4,7]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	39,919	34,615
[4,7]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,536	31,059
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,159	9,891
[4,7]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	42,655
[4,7]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	29,856
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,071,803)					974,671
Corporate Bonds (42.3%)
Communications (2.8%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	24,364
	America Movil SAB de CV	6.125%	3/30/40	10,010	11,074
	AT&T Inc.	2.750%	6/1/31	61,900	53,493
	AT&T Inc.	4.300%	12/15/42	5,945	5,166
	AT&T Inc.	3.650%	6/1/51	6,086	4,757
	AT&T Inc.	3.500%	9/15/53	33,465	25,379
	AT&T Inc.	3.850%	6/1/60	17,664	13,679
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/31	7,635	6,118
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/32	7,635	5,785
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	4,895	3,408
	Comcast Corp.	3.375%	2/15/25	2,565	2,547
	Comcast Corp.	3.150%	3/1/26	15,280	14,897
	Comcast Corp.	3.400%	4/1/30	4,915	4,606
	Comcast Corp.	4.250%	1/15/33	15,060	14,797
	Comcast Corp.	4.200%	8/15/34	25,155	24,229
	Comcast Corp.	4.400%	8/15/35	32,657	31,679
	Comcast Corp.	3.969%	11/1/47	40,576	35,091
	Comcast Corp.	4.000%	3/1/48	17,415	15,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.999%	11/1/49	26,848	23,449
	Comcast Corp.	2.887%	11/1/51	37,513	26,827
	Comcast Corp.	2.450%	8/15/52	35,080	23,260
	Comcast Corp.	4.049%	11/1/52	19,891	17,431
	Comcast Corp.	2.937%	11/1/56	156,916	108,891
	Comcast Corp.	2.987%	11/1/63	109,670	74,923
[7]	Cox Communications Inc.	2.600%	6/15/31	12,960	10,867
[7]	Cox Communications Inc.	4.800%	2/1/35	58,525	55,691
[7]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	10,428
[7]	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	21,094
	Discovery Communications LLC	3.950%	3/20/28	15,084	14,106
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,047
	Discovery Communications LLC	3.625%	5/15/30	24,240	21,555
	Discovery Communications LLC	4.650%	5/15/50	12,143	9,547
	Discovery Communications LLC	4.000%	9/15/55	27,367	19,116
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	6,029
[7]	NBN Co. Ltd.	1.625%	1/8/27	25,935	23,085
[7]	NBN Co. Ltd.	2.625%	5/5/31	28,797	24,542
[7]	NBN Co. Ltd.	2.500%	1/8/32	68,983	57,634
[7]	NTT Finance Corp.	1.162%	4/3/26	76,700	69,039
[7]	NTT Finance Corp.	2.065%	4/3/31	10,125	8,479
[7]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	39,415
	Orange SA	9.000%	3/1/31	54,566	70,420
[7]	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,244
[7]	Sky Ltd.	3.750%	9/16/24	42,911	42,668
[4,7]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	30,205	30,289
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,314
	T-Mobile USA Inc.	2.050%	2/15/28	37,480	32,572
	T-Mobile USA Inc.	3.875%	4/15/30	59,480	55,532
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	16,581
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,146
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	15,248
	T-Mobile USA Inc.	4.500%	4/15/50	23,440	20,825
	T-Mobile USA Inc.	3.300%	2/15/51	20,490	14,954
	T-Mobile USA Inc.	3.600%	11/15/60	9,670	7,065
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,720	3,374
	Verizon Communications Inc.	4.329%	9/21/28	22,990	22,881
	Verizon Communications Inc.	2.355%	3/15/32	22,780	18,897
	Verizon Communications Inc.	4.812%	3/15/39	50,074	49,274
	Verizon Communications Inc.	4.750%	11/1/41	23,900	22,900
	Verizon Communications Inc.	2.987%	10/30/56	39,918	27,727
	Walt Disney Co.	2.000%	9/1/29	84,065	72,198
	Walt Disney Co.	2.650%	1/13/31	13,285	11,695
	Walt Disney Co.	6.200%	12/15/34	11,000	12,537
	Walt Disney Co.	3.500%	5/13/40	52,100	44,490
	Walt Disney Co.	2.750%	9/1/49	14,600	10,455
	Walt Disney Co.	3.600%	1/13/51	48,240	40,276
	Walt Disney Co.	3.800%	5/13/60	16,160	13,504
					1,641,776
Consumer Discretionary (2.0%)
	Amazon.com Inc.	2.800%	8/22/24	8,900	8,821
	Amazon.com Inc.	3.600%	4/13/32	82,875	79,874
	Amazon.com Inc.	4.800%	12/5/34	55,880	58,608
	Amazon.com Inc.	4.950%	12/5/44	17,920	18,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amazon.com Inc.	3.950%	4/13/52	35,665	32,848
	Amazon.com Inc.	4.250%	8/22/57	32,790	30,787
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,030
	American Honda Finance Corp.	2.000%	3/24/28	34,925	30,969
[7]	BMW US Capital LLC	2.250%	9/15/23	93,000	91,934
[7]	BMW US Capital LLC	0.800%	4/1/24	25,960	24,778
[7]	BMW US Capital LLC	1.250%	8/12/26	28,890	25,866
[4]	Duke University	2.832%	10/1/55	9,635	7,335
	Emory University	2.143%	9/1/30	39,256	34,326
[7]	ERAC USA Finance LLC	3.300%	10/15/22	745	745
[7]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,367
[7]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,173
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	58,272
	George Washington University	3.545%	9/15/46	10,000	8,285
	Georgetown University	4.315%	4/1/49	5,155	4,705
	Georgetown University	2.943%	4/1/50	9,795	6,910
	Home Depot Inc.	3.900%	12/6/28	10,040	10,044
	Home Depot Inc.	2.700%	4/15/30	7,305	6,631
	Home Depot Inc.	1.875%	9/15/31	8,465	7,054
	Home Depot Inc.	3.250%	4/15/32	22,220	20,726
	Home Depot Inc.	3.300%	4/15/40	32,073	27,221
	Home Depot Inc.	4.400%	3/15/45	22,390	21,413
	Home Depot Inc.	4.250%	4/1/46	4,500	4,238
	Home Depot Inc.	4.500%	12/6/48	12,020	11,728
	Home Depot Inc.	3.125%	12/15/49	2,435	1,898
	Home Depot Inc.	2.375%	3/15/51	2,435	1,645
	Home Depot Inc.	2.750%	9/15/51	19,470	14,160
	Home Depot Inc.	3.625%	4/15/52	39,335	33,699
[7]	Hyundai Capital America	0.800%	4/3/23	118,000	115,151
[7]	Hyundai Capital America	0.875%	6/14/24	30,300	28,341
[7]	Hyundai Capital America	1.650%	9/17/26	36,110	31,871
[4]	Johns Hopkins University	4.083%	7/1/53	7,145	6,831
[4]	Johns Hopkins University	2.813%	1/1/60	2,920	2,101
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	109,228
	Lowe's Cos. Inc.	3.750%	4/1/32	17,090	15,860
	McDonald's Corp.	3.250%	6/10/24	4,400	4,390
	McDonald's Corp.	3.625%	9/1/49	28,770	23,586
[4]	Northeastern University	2.894%	10/1/50	8,570	6,298
	Starbucks Corp.	4.500%	11/15/48	25,312	23,051
	Starbucks Corp.	3.350%	3/12/50	7,185	5,404
	Thomas Jefferson University	3.847%	11/1/57	11,905	9,729
[4]	University of Chicago	2.761%	4/1/45	9,540	7,782
	University of Miami	4.063%	4/1/52	16,335	14,722
	VF Corp.	2.800%	4/23/27	23,720	22,201
	VF Corp.	2.950%	4/23/30	54,225	47,448
					1,209,942
Consumer Staples (1.3%)
	Altria Group Inc.	5.800%	2/14/39	18,180	16,588
	Altria Group Inc.	4.500%	5/2/43	5,615	4,160
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	14,840
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	59,800	56,401
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	15,543
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	34,367

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	3.557%	8/15/27	60,340	55,255
[7]	BAT International Finance plc	3.950%	6/15/25	15,000	14,711
[7]	Cargill Inc.	2.125%	4/23/30	10,230	8,760
[7]	Cargill Inc.	4.760%	11/23/45	57,879	56,872
[7]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	18,361
[7]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	50,822
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,724
	Conagra Brands Inc.	1.375%	11/1/27	12,255	10,217
	Conagra Brands Inc.	5.300%	11/1/38	10,375	9,799
[7]	Danone SA	2.589%	11/2/23	10,000	9,872
[7]	Danone SA	2.947%	11/2/26	68,785	65,901
	Diageo Capital plc	2.625%	4/29/23	42,580	42,316
	Diageo Capital plc	2.375%	10/24/29	19,420	17,219
	Diageo Capital plc	2.000%	4/29/30	11,315	9,659
	Diageo Capital plc	2.125%	4/29/32	3,585	2,989
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	10,929
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	8,860
	Hormel Foods Corp.	1.700%	6/3/28	11,685	10,327
	Kroger Co.	3.850%	8/1/23	5,055	5,078
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	5,178
	Molson Coors Beverage Co.	3.000%	7/15/26	57,600	54,160
	PepsiCo Inc.	2.375%	10/6/26	72,545	69,650
	Philip Morris International Inc.	4.500%	3/20/42	11,665	9,952
	Philip Morris International Inc.	3.875%	8/21/42	22,785	17,863
	Philip Morris International Inc.	4.125%	3/4/43	10,000	8,054
	Philip Morris International Inc.	4.875%	11/15/43	5,835	5,203
	Philip Morris International Inc.	4.250%	11/10/44	15,000	12,235
[7]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	19,857
					759,722
Energy (2.1%)
	BP Capital Markets America Inc.	1.749%	8/10/30	16,205	13,316
	BP Capital Markets America Inc.	2.721%	1/12/32	94,170	81,130
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	12,353
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	23,260
	BP Capital Markets America Inc.	3.001%	3/17/52	54,330	39,240
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	14,666
	BP Capital Markets plc	2.500%	11/6/22	8,000	8,000
[7]	ConocoPhillips Co.	3.758%	3/15/42	11,185	9,783
[7]	Coterra Energy Inc.	4.375%	6/1/24	30,289	30,273
[7]	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,727
[7]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	13,262
[7]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	6,444
[7]	EIG Pearl Holdings Sarl	3.545%	8/31/36	59,370	50,682
[7]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,781
	Energy Transfer LP	5.350%	5/15/45	3,410	2,983
	Energy Transfer LP	5.300%	4/15/47	5,600	4,848
	Energy Transfer LP	5.400%	10/1/47	20,601	18,116
	Energy Transfer Operating LP	5.000%	5/15/50	10,000	8,508
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,598
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	19,786
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	4,254
	Enterprise Products Operating LLC	3.300%	2/15/53	24,250	17,681
	Equinor ASA	2.450%	1/17/23	10,840	10,828
	Equinor ASA	2.650%	1/15/24	10,105	10,009
	Equinor ASA	3.700%	3/1/24	20,035	20,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equinor ASA	3.250%	11/10/24	17,460	17,370
	Equinor ASA	2.875%	4/6/25	4,965	4,878
	Equinor ASA	3.125%	4/6/30	82,270	76,182
	Equinor ASA	2.375%	5/22/30	15,795	13,857
	Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,700
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,195
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	33,316
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	21,639
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	33,173
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	9,912
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	48,951	41,607
[7]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	38,270	31,254
[7]	Qatar Energy	2.250%	7/12/31	32,240	27,558
[7]	Qatar Energy	3.125%	7/12/41	23,670	18,581
[7]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	26,585
[7]	Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	20,873
[7]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	24,330
	Shell International Finance BV	3.250%	5/11/25	28,680	28,400
	Shell International Finance BV	4.125%	5/11/35	40,575	38,698
	Shell International Finance BV	5.500%	3/25/40	10,795	11,594
	Shell International Finance BV	4.375%	5/11/45	95,725	89,104
	Shell International Finance BV	3.000%	11/26/51	51,310	38,277
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,627
	Total Capital International SA	2.700%	1/25/23	32,714	32,633
	Total Capital International SA	3.750%	4/10/24	50,000	50,146
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	58,992
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,949
					1,256,086
Financials (17.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	14,995	12,615
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	8,910	7,028
[7]	AIA Group Ltd.	3.600%	4/9/29	49,000	47,219
[7]	AIA Group Ltd.	3.375%	4/7/30	12,795	12,014
	American International Group Inc.	6.250%	5/1/36	8,338	9,381
	American International Group Inc.	4.800%	7/10/45	7,655	7,122
	American International Group Inc.	4.750%	4/1/48	21,540	20,161
	American International Group Inc.	4.375%	6/30/50	13,125	11,616
	Ameriprise Financial Inc.	4.500%	5/13/32	18,270	17,955
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	18,420	17,270
[7]	Athene Global Funding	1.000%	4/16/24	23,855	22,443
[7]	Athene Global Funding	1.985%	8/19/28	700	578
[7]	Athene Global Funding	2.717%	1/7/29	42,315	36,050
[7]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	19,066
[7]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	20,377
	Banco Santander SA	3.125%	2/23/23	28,600	28,523
	Banco Santander SA	3.848%	4/12/23	17,000	16,991
	Banco Santander SA	1.849%	3/25/26	48,600	43,725
	Banco Santander SA	2.749%	12/3/30	16,800	13,344
	Banco Santander SA	2.958%	3/25/31	9,800	8,215
	Bank of America Corp.	4.000%	1/22/25	26,225	26,115
	Bank of America Corp.	3.559%	4/23/27	54,370	52,145
	Bank of America Corp.	3.593%	7/21/28	37,995	35,861
	Bank of America Corp.	3.419%	12/20/28	48,603	45,272
	Bank of America Corp.	4.271%	7/23/29	72,640	69,857

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	3.974%	2/7/30	69,430	65,232
	Bank of America Corp.	3.194%	7/23/30	33,250	29,741
	Bank of America Corp.	2.496%	2/13/31	99,085	83,855
	Bank of America Corp.	2.687%	4/22/32	65,125	54,723
	Bank of America Corp.	2.572%	10/20/32	21,500	17,741
	Bank of America Corp.	6.110%	1/29/37	30,000	32,509
	Bank of America Corp.	3.846%	3/8/37	62,865	54,445
	Bank of America Corp.	5.875%	2/7/42	8,770	9,466
	Bank of America Corp.	3.311%	4/22/42	30,000	23,561
	Bank of America Corp.	5.000%	1/21/44	24,180	23,612
	Bank of America Corp.	3.946%	1/23/49	5,290	4,516
	Bank of America Corp.	4.330%	3/15/50	59,475	53,469
	Bank of America Corp.	2.972%	7/21/52	29,030	20,698
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	32,351
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	22,274
[8]	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	2.289%	10/30/23	43,060	43,083
	Bank of Nova Scotia	2.700%	8/3/26	60,225	56,853
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,000
[7]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	30,306
	Barclays plc	3.932%	5/7/25	52,770	51,956
	Barclays plc	2.852%	5/7/26	9,735	9,195
	Barclays plc	2.279%	11/24/27	14,635	12,984
	Barclays plc	2.667%	3/10/32	52,470	42,315
	Barclays plc	2.894%	11/24/32	42,750	34,400
	Barclays plc	3.330%	11/24/42	16,060	11,985
[8]	Barclays plc, 3M USD LIBOR + 1.380%	2.791%	5/16/24	36,710	36,674
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	20,000	17,935
	Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	23,222
	BlackRock Inc.	2.100%	2/25/32	24,410	20,155
[7]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	18,535	15,530
	BNP Paribas SA	3.250%	3/3/23	4,190	4,198
[7]	BNP Paribas SA	3.800%	1/10/24	56,070	55,750
[7]	BNP Paribas SA	3.375%	1/9/25	61,070	59,679
[7]	BNP Paribas SA	2.819%	11/19/25	44,480	42,533
[7]	BNP Paribas SA	1.323%	1/13/27	20,420	18,033
[7]	BNP Paribas SA	3.500%	11/16/27	74,220	69,522
[7]	BNP Paribas SA	2.591%	1/20/28	66,815	60,169
[7]	BNP Paribas SA	2.159%	9/15/29	30,900	25,883
[7]	BNP Paribas SA	2.871%	4/19/32	23,320	19,371
[7]	BPCE SA	5.700%	10/22/23	10,670	10,826
	BPCE SA	4.000%	4/15/24	25,885	25,809
[7]	BPCE SA	5.150%	7/21/24	37,185	37,281
[7]	BPCE SA	2.045%	10/19/27	24,910	21,979
[7]	BPCE SA	3.500%	10/23/27	64,900	60,186
[7]	BPCE SA	2.700%	10/1/29	48,550	42,358
[7]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,346
[7]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	15,552
[7]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	32,897
[7]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	23,548
[7]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	31,855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.750%	4/24/24	60,945	60,730
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,800
	Charles Schwab Corp.	0.750%	3/18/24	58,465	56,070
	Charles Schwab Corp.	3.200%	3/2/27	19,790	19,141
	Charles Schwab Corp.	2.000%	3/20/28	45,325	40,480
	Charles Schwab Corp.	2.900%	3/3/32	46,475	40,877
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,286
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	12,007
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	23,371
	Citigroup Inc.	0.981%	5/1/25	52,610	49,293
	Citigroup Inc.	1.462%	6/9/27	105,990	93,669
	Citigroup Inc.	3.070%	2/24/28	34,000	31,509
	Citigroup Inc.	4.125%	7/25/28	45,085	43,285
	Citigroup Inc.	3.520%	10/27/28	72,260	67,438
	Citigroup Inc.	6.625%	6/15/32	9,000	9,841
	Citigroup Inc.	2.520%	11/3/32	25,345	20,549
	Citigroup Inc.	3.878%	1/24/39	37,225	32,220
	Citigroup Inc.	5.875%	1/30/42	7,460	7,919
	Citigroup Inc.	2.904%	11/3/42	19,070	13,895
	Citigroup Inc.	5.300%	5/6/44	12,142	11,860
[7]	CNO Global Funding	1.650%	1/6/25	8,460	7,990
[7]	CNO Global Funding	2.650%	1/6/29	22,195	19,387
	Comerica Bank	2.500%	7/23/24	26,085	25,333
[7]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	64,674
[7]	Commonwealth Bank of Australia	3.784%	3/14/32	9,825	8,665
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	44,223
[7]	Corebridge Financial Inc.	3.900%	4/5/32	10,118	9,079
[7]	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,637
[7]	Corebridge Financial Inc.	4.400%	4/5/52	13,765	11,486
[7]	Credit Agricole SA	3.750%	4/24/23	31,690	31,696
[7]	Credit Agricole SA	3.250%	10/4/24	79,590	77,582
	Credit Suisse AG	3.625%	9/9/24	3,955	3,882
[7]	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,151
	Credit Suisse Group AG	3.750%	3/26/25	57,400	55,640
[7]	Credit Suisse Group AG	2.593%	9/11/25	33,940	31,956
[7]	Credit Suisse Group AG	1.305%	2/2/27	49,860	42,905
[7]	Credit Suisse Group AG	3.869%	1/12/29	11,050	9,949
[7]	Credit Suisse Group AG	3.091%	5/14/32	41,460	33,157
[7,8]	Credit Suisse Group AG, 3M USD LIBOR + 1.240%	2.961%	6/12/24	24,825	24,851
[7]	Danske Bank A/S	3.875%	9/12/23	45,515	45,339
[7]	Danske Bank A/S	5.375%	1/12/24	57,035	57,622
[7]	Danske Bank A/S	1.621%	9/11/26	30,135	26,949
[7]	Danske Bank A/S	1.549%	9/10/27	55,390	48,605
[7]	DNB Bank ASA	1.535%	5/25/27	51,450	45,947
[7]	DNB Bank ASA	1.605%	3/30/28	45,295	39,515
[7]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,047
[7]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	23,813
[7]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	10,896
[7]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	29,115
[7]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	26,265
	Fifth Third Bancorp	2.550%	5/5/27	9,850	9,036
	Fifth Third Bancorp	4.055%	4/25/28	19,480	19,010
	Fifth Third Bancorp	4.337%	4/25/33	16,015	15,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bank NA	3.850%	3/15/26	29,295	28,696
[7]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,341
[7]	GA Global Funding Trust	1.000%	4/8/24	36,170	34,106
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	7,760
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	16,468
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	43,049
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	12,920
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	46,126
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	35,336
	Goldman Sachs Group Inc.	1.431%	3/9/27	76,670	68,166
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	37,983
	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	13,768
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	68,597
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	52,783
	Goldman Sachs Group Inc.	3.800%	3/15/30	19,710	18,259
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	73,551
	Goldman Sachs Group Inc.	2.383%	7/21/32	45,765	37,042
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	20,205
	Goldman Sachs Group Inc.	3.102%	2/24/33	83,655	71,539
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	22,906
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,630
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	18,684
[7]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,528
	HSBC Holdings plc	3.600%	5/25/23	56,130	56,291
	HSBC Holdings plc	0.976%	5/24/25	19,405	18,105
	HSBC Holdings plc	3.900%	5/25/26	7,915	7,748
	HSBC Holdings plc	1.589%	5/24/27	27,800	24,442
	HSBC Holdings plc	2.251%	11/22/27	73,225	65,242
	HSBC Holdings plc	4.041%	3/13/28	27,520	26,141
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,557
	HSBC Holdings plc	4.583%	6/19/29	40,190	38,708
	HSBC Holdings plc	2.206%	8/17/29	32,365	27,183
	HSBC Holdings plc	2.357%	8/18/31	62,305	50,572
	HSBC Holdings plc	7.625%	5/17/32	15,800	18,087
	HSBC Holdings plc	2.804%	5/24/32	54,790	44,981
	HSBC Holdings plc	2.871%	11/22/32	16,015	13,118
	HSBC Holdings plc	6.500%	5/2/36	22,000	23,422
	HSBC Holdings plc	6.100%	1/14/42	43,680	48,298
	HSBC Holdings plc	5.250%	3/14/44	5,795	5,393
[8]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	2.455%	5/18/24	26,495	26,325
	HSBC USA Inc.	3.500%	6/23/24	18,355	18,236
	Huntington National Bank	4.552%	5/17/28	17,175	17,100
	ING Groep NV	3.950%	3/29/27	33,605	32,411
	ING Groep NV	1.726%	4/1/27	33,125	29,597
	Intercontinental Exchange Inc.	4.350%	6/15/29	23,425	23,098
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,626
	Intercontinental Exchange Inc.	4.600%	3/15/33	43,125	42,869
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,465
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	40,742
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	45,861
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	18,694
[7]	JAB Holdings BV	2.200%	11/23/30	10,375	8,140
[7]	JAB Holdings BV	3.750%	5/28/51	20,355	14,089
[7]	JAB Holdings BV	4.500%	4/8/52	51,835	39,943
[7]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	48,453

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	17,285
	JPMorgan Chase & Co.	3.375%	5/1/23	20,345	20,332
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,269
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,613
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	27,368
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,974
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	71,603
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	24,221
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,185
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,495
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	38,939
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	17,638
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	30,325
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	18,672
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	29,558
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	73,467
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,655
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	15,097
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,122
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,449
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	136,385
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	28,444
[7]	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,605
[7]	Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	9,039
	Liberty Mutual Group Inc.	5.500%	6/15/52	33,825	32,289
[7]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	23,661
	Loews Corp.	2.625%	5/15/23	14,100	14,051
[7]	LSEGA Financing plc	1.375%	4/6/26	97,795	87,825
[7]	LSEGA Financing plc	2.000%	4/6/28	63,125	55,349
[7]	LSEGA Financing plc	2.500%	4/6/31	38,890	33,338
[7]	Macquarie Group Ltd.	4.150%	3/27/24	50,725	50,776
[7]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	36,597
[7]	Macquarie Group Ltd.	2.871%	1/14/33	59,070	48,268
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,671
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	21,862
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	10,306
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	13,002
[7]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	13,353
	MetLife Inc.	3.600%	4/10/24	28,000	28,075
	MetLife Inc.	4.125%	8/13/42	5,300	4,763
	MetLife Inc.	4.875%	11/13/43	17,500	17,285
[7]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,942
[7]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	15,185
[7]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	40,723
[7]	Metropolitan Life Global Funding I	2.400%	1/11/32	58,345	49,100
[7]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	27,426
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	64,290
	Morgan Stanley	3.750%	2/25/23	23,000	23,065
	Morgan Stanley	3.875%	4/29/24	22,050	22,113
	Morgan Stanley	0.790%	5/30/25	51,000	47,518
	Morgan Stanley	2.720%	7/22/25	51,520	49,700
	Morgan Stanley	4.000%	7/23/25	20,805	20,811
	Morgan Stanley	2.630%	2/18/26	60,280	57,655
	Morgan Stanley	3.125%	7/27/26	36,950	35,263
	Morgan Stanley	4.350%	9/8/26	15,000	14,846
	Morgan Stanley	3.625%	1/20/27	31,000	30,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.772%	1/24/29	56,830	54,021
	Morgan Stanley	2.699%	1/22/31	72,345	62,719
	Morgan Stanley	7.250%	4/1/32	51,100	60,297
	Morgan Stanley	2.239%	7/21/32	52,315	42,509
	Morgan Stanley	2.511%	10/20/32	90,340	74,805
	Morgan Stanley	2.943%	1/21/33	31,085	26,648
	Morgan Stanley	2.484%	9/16/36	53,080	40,815
	Morgan Stanley	5.297%	4/20/37	14,345	13,917
	Morgan Stanley	4.300%	1/27/45	24,705	22,220
	Nasdaq Inc.	3.950%	3/7/52	34,865	28,697
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	59,295
[7]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	67,525
[7]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	46,062
[7]	National Australia Bank Ltd.	3.347%	1/12/37	24,765	20,847
[7]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	38,748
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	55,464
	NatWest Group plc	1.642%	6/14/27	30,570	26,847
[7]	NatWest Markets plc	0.800%	8/12/24	23,725	22,061
[7]	NBK SPC Ltd.	1.625%	9/15/27	67,250	60,016
[7]	New York Life Global Funding	2.900%	1/17/24	58,670	58,078
[7]	New York Life Insurance Co.	5.875%	5/15/33	44,785	49,210
[7]	New York Life Insurance Co.	3.750%	5/15/50	17,810	14,569
[7]	New York Life Insurance Co.	4.450%	5/15/69	14,535	12,557
[7]	Nordea Bank Abp	1.500%	9/30/26	65,000	57,786
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	19,881
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,793
[7]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	46,768
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,252
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	21,773
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	52,706
	PNC Bank NA	3.300%	10/30/24	14,645	14,518
	PNC Bank NA	2.950%	2/23/25	34,775	33,893
	PNC Bank NA	3.100%	10/25/27	42,485	40,336
	PNC Bank NA	3.250%	1/22/28	60,960	58,099
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	40,307
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	46,081
[7]	Principal Life Global Funding II	2.500%	9/16/29	45,000	39,291
	Protective Life Global Funding	4.714%	7/6/27	30,000	30,243
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,636
	Prudential plc	3.125%	4/14/30	21,325	19,552
[7]	RGA Global Funding	2.700%	1/18/29	32,500	28,693
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	26,065
[7]	Standard Chartered plc	1.214%	3/23/25	12,545	11,834
[7]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	95,171
[7]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	58,654
[7]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	21,990	21,385
[7]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	38,022
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	38,945
[7]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	36,300
[7]	Temasek Financial I Ltd.	2.375%	8/2/41	46,325	36,426
[7]	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	28,856
[7]	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	15,967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Truist Bank	3.300%	5/15/26	11,955	11,528
	Truist Financial Corp.	2.200%	3/16/23	60,000	59,646
	Truist Financial Corp.	3.700%	6/5/25	48,000	47,801
	Truist Financial Corp.	1.950%	6/5/30	33,005	27,400
[7]	UBS AG	1.250%	6/1/26	60,465	53,817
[7]	UBS Group AG	1.494%	8/10/27	40,025	34,957
[7]	UBS Group AG	3.126%	8/13/30	18,240	16,155
[7]	UBS Group AG	2.095%	2/11/32	25,345	20,147
[7]	UBS Group AG	2.746%	2/11/33	28,115	22,882
[7]	UBS Group AG	3.179%	2/11/43	29,380	22,320
[7]	UniCredit SpA	1.982%	6/3/27	37,130	32,119
[7]	UniCredit SpA	3.127%	6/3/32	40,330	31,641
	US Bancorp	3.700%	1/30/24	39,005	39,208
	US Bancorp	2.375%	7/22/26	45,000	42,442
	US Bancorp	2.677%	1/27/33	64,325	55,505
	US Bancorp	2.491%	11/3/36	63,125	51,535
	Wachovia Corp.	6.605%	10/1/25	15,000	16,037
	Wells Fargo & Co.	4.480%	1/16/24	34,444	34,838
	Wells Fargo & Co.	3.750%	1/24/24	30,455	30,513
	Wells Fargo & Co.	3.000%	2/19/25	28,660	28,032
	Wells Fargo & Co.	0.805%	5/19/25	24,935	23,346
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,674
	Wells Fargo & Co.	3.000%	4/22/26	36,830	35,070
	Wells Fargo & Co.	4.100%	6/3/26	45,700	44,921
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,076
	Wells Fargo & Co.	3.196%	6/17/27	57,145	54,168
	Wells Fargo & Co.	3.526%	3/24/28	70,000	66,424
	Wells Fargo & Co.	2.879%	10/30/30	28,045	24,665
	Wells Fargo & Co.	2.572%	2/11/31	98,745	84,899
	Wells Fargo & Co.	3.350%	3/2/33	21,795	19,345
	Wells Fargo & Co.	5.606%	1/15/44	28,551	28,736
	Wells Fargo & Co.	4.650%	11/4/44	20,735	18,602
	Wells Fargo & Co.	4.900%	11/17/45	16,060	14,861
	Wells Fargo & Co.	4.400%	6/14/46	36,200	31,396
	Wells Fargo & Co.	4.750%	12/7/46	38,790	35,368
	Wells Fargo & Co.	4.611%	4/25/53	58,110	53,775
					10,350,704
Health Care (4.6%)
	AbbVie Inc.	3.800%	3/15/25	12,825	12,737
	AbbVie Inc.	3.200%	11/21/29	21,925	20,159
	AbbVie Inc.	4.300%	5/14/36	2,780	2,612
	AbbVie Inc.	4.050%	11/21/39	19,895	17,731
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	15,450
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,235
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	14,476
	Aetna Inc.	2.800%	6/15/23	32,080	31,687
[7]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,283
[7]	Alcon Finance Corp.	2.600%	5/27/30	7,035	5,997
[7]	Alcon Finance Corp.	3.800%	9/23/49	32,825	25,988
	AmerisourceBergen Corp.	0.737%	3/15/23	18,386	18,035
	Amgen Inc.	3.625%	5/22/24	38,185	38,120
	Anthem Inc.	3.650%	12/1/27	13,150	12,792
	Anthem Inc.	4.101%	3/1/28	42,145	41,698
	Anthem Inc.	2.550%	3/15/31	38,225	33,034
	Anthem Inc.	4.650%	8/15/44	3,181	3,014
	Ascension Health	2.532%	11/15/29	48,025	43,230
[4]	Ascension Health	4.847%	11/15/53	1,950	2,053
	AstraZeneca plc	3.375%	11/16/25	27,755	27,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	4.000%	1/17/29	33,295	33,177
	Banner Health	2.907%	1/1/42	12,150	9,458
	Baxter International Inc.	2.272%	12/1/28	36,960	32,358
[7]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,470
[7]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,842
[7]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,354
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	12,965	9,446
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	16,481
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,508
	Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,416
	Bristol-Myers Squibb Co.	3.250%	2/20/23	7,303	7,330
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,777
	Bristol-Myers Squibb Co.	2.950%	3/15/32	10,915	10,019
	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	16,046
	Bristol-Myers Squibb Co.	3.550%	3/15/42	40,260	35,317
	Bristol-Myers Squibb Co.	4.550%	2/20/48	5,553	5,448
	Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	45,954
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,765	12,561
	Bristol-Myers Squibb Co.	3.700%	3/15/52	14,050	12,136
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,934
	Cigna Corp.	3.250%	4/15/25	30,765	30,182
	Cigna Corp.	4.375%	10/15/28	18,115	17,949
	CommonSpirit Health	2.950%	11/1/22	33,780	33,793
	CommonSpirit Health	4.200%	8/1/23	11,695	11,810
	CommonSpirit Health	2.760%	10/1/24	28,080	27,330
	CommonSpirit Health	3.347%	10/1/29	44,950	41,414
	CommonSpirit Health	2.782%	10/1/30	22,715	19,399
[4]	CommonSpirit Health	4.350%	11/1/42	22,185	19,894
	CommonSpirit Health	4.187%	10/1/49	53,398	44,887
	CommonSpirit Health	3.910%	10/1/50	4,190	3,353
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,909
[7]	CSL UK Holdings Ltd.	4.250%	4/27/32	34,505	33,738
[7]	CSL UK Holdings Ltd.	4.750%	4/27/52	6,895	6,599
	CVS Health Corp.	2.750%	12/1/22	20,000	19,975
	CVS Health Corp.	4.300%	3/25/28	1,905	1,886
	CVS Health Corp.	1.750%	8/21/30	4,915	3,945
	CVS Health Corp.	4.875%	7/20/35	18,205	17,983
	CVS Health Corp.	4.125%	4/1/40	18,000	15,710
	CVS Health Corp.	5.125%	7/20/45	25,595	24,709
[4,7]	CVS Pass-Through Trust	5.926%	1/10/34	11,239	11,495
	Dignity Health	3.812%	11/1/24	18,560	18,365
	Gilead Sciences Inc.	2.500%	9/1/23	36,390	36,032
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,449
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,259
	Gilead Sciences Inc.	4.500%	2/1/45	30,892	28,572
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	12,918
	Gilead Sciences Inc.	2.800%	10/1/50	20,185	14,126
	GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	25,733
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	17,541
[7]	HCA Inc.	3.625%	3/15/32	20,465	17,273
[7]	HCA Inc.	4.375%	3/15/42	4,590	3,643
[7]	HCA Inc.	4.625%	3/15/52	10,970	8,776
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	9,327
	Inova Health System Foundation	4.068%	5/15/52	14,145	12,956
	Johnson & Johnson	2.450%	3/1/26	78,000	75,804
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,759
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	30,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	12,975
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	28,898
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	25,508
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	23,302
	Mayo Clinic	4.128%	11/15/52	6,465	6,136
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,922
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	15,302
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	7,261
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	5,425
	Merck & Co. Inc.	2.750%	2/10/25	38,000	37,507
	Merck & Co. Inc.	3.400%	3/7/29	58,390	56,534
	Merck & Co. Inc.	4.150%	5/18/43	28,405	26,947
	Mercy Health	4.302%	7/1/28	19,830	19,937
	Novartis Capital Corp.	3.400%	5/6/24	13,425	13,490
	Novartis Capital Corp.	4.400%	5/6/44	21,485	21,451
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,772
	Pfizer Inc.	3.000%	12/15/26	28,400	27,768
	Pfizer Inc.	3.450%	3/15/29	52,500	51,064
	Pfizer Inc.	1.700%	5/28/30	9,100	7,759
	Pfizer Inc.	4.100%	9/15/38	52,715	50,848
	Pfizer Inc.	2.550%	5/28/40	11,300	8,904
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,174
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,551
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	8,268
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,666
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	22,706
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	10,534
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	22,745
[7]	Roche Holdings Inc.	2.375%	1/28/27	61,570	58,048
[7]	Roche Holdings Inc.	2.607%	12/13/51	12,495	9,126
	Royalty Pharma plc	2.200%	9/2/30	10,425	8,413
	Royalty Pharma plc	3.550%	9/2/50	48,265	33,701
	Rush Obligated Group	3.922%	11/15/29	12,000	11,534
	SSM Health Care Corp.	3.823%	6/1/27	41,615	41,430
	Sutter Health	2.294%	8/15/30	19,905	17,030
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,825	25,781
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,290	14,070
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	7,840
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	16,211
	Toledo Hospital	5.750%	11/15/38	17,965	18,362
	UnitedHealth Group Inc.	2.875%	3/15/23	12,000	11,990
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,926
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	34,096
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,665
	UnitedHealth Group Inc.	2.300%	5/15/31	14,600	12,642
	UnitedHealth Group Inc.	4.200%	5/15/32	16,790	16,794
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	9,443
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	24,257
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	6,367
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,937
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	35,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	29,151
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	12,396
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	7,803
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	4,226
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	11,734
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,684
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	34,946
	UnitedHealth Group Inc.	2.900%	5/15/50	76,019	56,489
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	15,584
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	8,747
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	7,393
	UnitedHealth Group Inc.	3.125%	5/15/60	12,840	9,419
	Wyeth LLC	5.950%	4/1/37	15,000	17,306
					2,717,129
Industrials (1.8%)
[7]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	13,708
[7]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,809
[7]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,324
[7]	BAE Systems plc	3.400%	4/15/30	9,390	8,586
	Boeing Co.	1.433%	2/4/24	34,165	32,684
	Boeing Co.	2.700%	2/1/27	16,380	14,579
	Boeing Co.	3.625%	2/1/31	24,370	21,092
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,889
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,529
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	19,324
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	24,739
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,944
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	13,027
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	9,963
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	7,485	7,231
	Canadian National Railway Co.	2.450%	5/1/50	25,925	17,404
	Canadian Pacific Railway Co.	2.450%	12/2/31	8,515	7,305
	Canadian Pacific Railway Co.	3.100%	12/2/51	20,120	14,824
	Carrier Global Corp.	2.722%	2/15/30	15,103	13,053
	Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	39,397
	Caterpillar Inc.	3.400%	5/15/24	19,475	19,540
	Caterpillar Inc.	5.200%	5/27/41	19,770	21,246
	CSX Corp.	4.300%	3/1/48	16,635	15,239
	CSX Corp.	3.350%	9/15/49	7,745	6,048
[7]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	26,835	25,716
	Eaton Corp.	6.500%	6/1/25	10,000	10,598
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	42,910
	John Deere Capital Corp.	2.800%	1/27/23	8,000	7,988
	John Deere Capital Corp.	3.350%	6/12/24	9,000	9,011
	John Deere Capital Corp.	3.450%	3/13/25	43,560	43,644
	Kansas City Southern	4.950%	8/15/45	13,845	13,367
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,172
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,710
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	6,621
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	12,155
	Lockheed Martin Corp.	4.090%	9/15/52	4,609	4,294
	Otis Worldwide Corp.	2.565%	2/15/30	8,155	7,050
	Parker-Hannifin Corp.	3.250%	6/14/29	9,065	8,290
	Parker-Hannifin Corp.	4.450%	11/21/44	14,290	12,774
	Raytheon Technologies Corp.	4.125%	11/16/28	32,800	32,404
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	8,707
	Raytheon Technologies Corp.	3.750%	11/1/46	5,891	5,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	61,779
[7]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	21,840	19,161
[7]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	38,245	32,419
[7]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	38,523
	Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	23,933
	Teledyne Technologies Inc.	2.250%	4/1/28	40,240	34,871
	Teledyne Technologies Inc.	2.750%	4/1/31	44,340	37,081
	Union Pacific Corp.	3.700%	3/1/29	27,750	26,986
	Union Pacific Corp.	2.800%	2/14/32	10,855	9,653
	Union Pacific Corp.	3.375%	2/14/42	17,820	14,853
	Union Pacific Corp.	3.250%	2/5/50	14,765	11,605
	Union Pacific Corp.	3.799%	10/1/51	29,538	25,364
	Union Pacific Corp.	3.500%	2/14/53	34,490	28,185
	Union Pacific Corp.	3.839%	3/20/60	32,310	27,005
	Union Pacific Corp.	3.550%	5/20/61	10,000	7,889
	Union Pacific Corp.	2.973%	9/16/62	7,030	4,859
	Union Pacific Corp.	3.750%	2/5/70	16,165	12,864
[4]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	5,341	4,744
					1,067,679
Materials (0.1%)
[7]	Air Liquide Finance SA	2.250%	9/27/23	21,000	20,762
[7]	Air Liquide Finance SA	2.500%	9/27/26	16,815	15,968
[7]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	15,216
					51,946
Real Estate (0.9%)
	American Tower Corp.	5.000%	2/15/24	8,641	8,748
	American Tower Corp.	4.400%	2/15/26	7,300	7,262
	American Tower Corp.	3.800%	8/15/29	32,261	29,622
	Boston Properties LP	3.125%	9/1/23	13,520	13,399
	Boston Properties LP	3.800%	2/1/24	1,780	1,773
	Crown Castle International Corp.	3.650%	9/1/27	10,385	9,823
	Crown Castle International Corp.	3.800%	2/15/28	8,575	8,096
	Crown Castle International Corp.	2.100%	4/1/31	76,475	60,710
	CubeSmart LP	2.250%	12/15/28	11,790	10,067
	Healthpeak Properties Inc.	2.125%	12/1/28	29,850	25,786
	Healthpeak Properties Inc.	3.000%	1/15/30	30,600	26,996
	Realty Income Corp.	3.400%	1/15/28	8,845	8,356
	Realty Income Corp.	2.200%	6/15/28	25,855	22,743
	Realty Income Corp.	3.250%	1/15/31	19,405	17,671
	Realty Income Corp.	2.850%	12/15/32	19,565	16,767
[7]	SBA Tower Trust	1.840%	4/15/27	53,140	47,430
[7]	SBA Tower Trust	2.593%	10/15/31	50,750	43,717
[7]	SBA Tower Trust	3.448%	3/15/48	28,730	28,452
[7]	SBA Tower Trust	2.836%	1/15/50	24,160	23,411
[7]	SBA Tower Trust	1.884%	7/15/50	9,320	8,622
[7]	SBA Tower Trust	1.631%	5/15/51	40,475	36,167
[7]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	27,642
	Simon Property Group LP	3.750%	2/1/24	6,645	6,632
	Simon Property Group LP	3.375%	10/1/24	20,470	20,247
	Simon Property Group LP	2.450%	9/13/29	38,350	32,562
					542,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (3.5%)
	Apple Inc.	3.000%	2/9/24	22,750	22,710
	Apple Inc.	3.450%	5/6/24	31,140	31,291
	Apple Inc.	2.850%	5/11/24	45,635	45,359
	Apple Inc.	2.750%	1/13/25	21,615	21,377
	Apple Inc.	3.250%	2/23/26	38,220	37,937
	Apple Inc.	2.450%	8/4/26	55,182	52,957
	Apple Inc.	3.350%	2/9/27	56,435	56,069
	Apple Inc.	3.200%	5/11/27	39,750	39,145
	Apple Inc.	2.900%	9/12/27	83,420	80,505
	Apple Inc.	3.850%	5/4/43	15,275	14,055
	Apple Inc.	4.450%	5/6/44	4,035	4,024
	Apple Inc.	3.850%	8/4/46	36,510	33,478
	Apple Inc.	2.650%	5/11/50	26,520	19,602
	Apple Inc.	2.550%	8/20/60	50,285	34,532
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,561
	Broadcom Inc.	4.110%	9/15/28	38,911	36,949
	Broadcom Inc.	4.150%	11/15/30	4,670	4,282
[7]	Broadcom Inc.	2.600%	2/15/33	4,300	3,316
[7]	Broadcom Inc.	3.419%	4/15/33	10,360	8,564
[7]	Broadcom Inc.	3.500%	2/15/41	26,355	19,875
[7]	Broadcom Inc.	3.750%	2/15/51	12,880	9,516
	Cisco Systems Inc.	2.500%	9/20/26	15,921	15,302
	Intel Corp.	2.875%	5/11/24	29,825	29,716
	Intel Corp.	2.000%	8/12/31	11,260	9,431
	Intel Corp.	4.100%	5/19/46	47,755	43,498
	Intel Corp.	3.250%	11/15/49	10,000	7,806
	Intel Corp.	3.050%	8/12/51	60,730	45,223
	Intel Corp.	3.200%	8/12/61	16,360	11,935
	International Business Machines Corp.	3.375%	8/1/23	61,300	61,424
	International Business Machines Corp.	3.625%	2/12/24	22,800	22,865
	International Business Machines Corp.	3.000%	5/15/24	81,400	80,770
	International Business Machines Corp.	7.000%	10/30/25	25,000	27,454
	International Business Machines Corp.	3.300%	5/15/26	148,025	144,609
	International Business Machines Corp.	3.500%	5/15/29	98,025	92,832
	Microsoft Corp.	2.875%	2/6/24	47,230	47,164
	Microsoft Corp.	2.700%	2/12/25	23,890	23,714
	Microsoft Corp.	3.125%	11/3/25	11,865	11,856
	Microsoft Corp.	2.400%	8/8/26	64,501	62,188
	Microsoft Corp.	3.450%	8/8/36	25,692	24,261
	Microsoft Corp.	2.525%	6/1/50	162,183	119,401
	Microsoft Corp.	2.921%	3/17/52	115,380	91,092
	Microsoft Corp.	2.675%	6/1/60	19,051	13,692
	Oracle Corp.	2.400%	9/15/23	63,535	62,562
	Oracle Corp.	2.950%	11/15/24	80,105	77,691
	Oracle Corp.	1.650%	3/25/26	51,805	46,401
	Oracle Corp.	3.250%	11/15/27	96,975	89,354
	Oracle Corp.	4.000%	11/15/47	16,360	12,157
	Oracle Corp.	3.850%	4/1/60	18,920	13,054
	QUALCOMM Inc.	1.300%	5/20/28	27,611	23,913
	QUALCOMM Inc.	2.150%	5/20/30	44,450	38,991
	QUALCOMM Inc.	1.650%	5/20/32	41,504	33,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	QUALCOMM Inc.	4.250%	5/20/32	8,595	8,731
	QUALCOMM Inc.	4.500%	5/20/52	19,725	19,522
[7]	S&P Global Inc.	2.700%	3/1/29	25,905	23,584
[7]	S&P Global Inc.	2.900%	3/1/32	11,910	10,611
[7]	S&P Global Inc.	3.700%	3/1/52	13,635	11,656
	Workday Inc.	3.700%	4/1/29	9,155	8,581
	Workday Inc.	3.800%	4/1/32	35,295	32,274
					2,084,968
Utilities (5.8%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	4,076
	AEP Texas Inc.	3.450%	1/15/50	16,810	12,960
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	13,601
	Alabama Power Co.	5.200%	6/1/41	3,365	3,364
	Alabama Power Co.	4.100%	1/15/42	5,595	4,846
	Alabama Power Co.	3.750%	3/1/45	20,255	16,760
	Alabama Power Co.	4.300%	7/15/48	27,790	25,068
	Ameren Illinois Co.	2.700%	9/1/22	58,000	57,946
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,970
	Ameren Illinois Co.	3.700%	12/1/47	5,085	4,358
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,023
	American Water Capital Corp.	4.450%	6/1/32	33,370	33,170
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,248
	American Water Capital Corp.	4.200%	9/1/48	29,696	26,611
	American Water Capital Corp.	4.150%	6/1/49	885	781
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,528
	Arizona Public Service Co.	3.350%	5/15/50	16,830	12,335
	Baltimore Gas and Electric Co.	2.800%	8/15/22	26,250	26,250
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,753
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	7,232
	Baltimore Gas and Electric Co.	4.550%	6/1/52	3,880	3,762
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	35,342
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	946
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,824
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	29,245
[7]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	52,900	51,045
[7]	Boston Gas Co.	3.150%	8/1/27	8,010	7,449
[7]	Boston Gas Co.	3.001%	8/1/29	5,700	5,036
[7]	Boston Gas Co.	3.757%	3/16/32	13,050	12,088
[7]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	51,536
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	6,340
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,916
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,922
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	12,017
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	25,443
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,181
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	11,069
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	5,444
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	4,290
	Commonwealth Edison Co.	4.000%	3/1/48	17,900	16,116
	Commonwealth Edison Co.	3.850%	3/15/52	13,160	11,584
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	10,126
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	50,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	28,362
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,332
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,530
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	24,499
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	22,970
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	27,272	24,467
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,350	1,067
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,580
[7]	Dominion Energy Inc.	2.450%	1/15/23	106,490	105,668
	Dominion Energy Inc.	4.900%	8/1/41	13,562	13,003
	Dominion Energy Inc.	4.600%	3/15/49	13,855	12,979
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,617
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,543
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	25,786
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	10,059
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,467
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	24,958
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,410
	Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	15,129
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,474
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,895
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,642
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	14,616
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,407
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,451
	Duke Energy Corp.	3.300%	6/15/41	33,075	25,607
	Duke Energy Corp.	4.800%	12/15/45	37,600	34,313
	Duke Energy Corp.	3.750%	9/1/46	14,740	11,625
	Duke Energy Corp.	3.500%	6/15/51	36,945	27,866
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	35,489
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,854
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,597
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	55,937
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,683
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	8,783
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	31,524
[7]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,162
[7]	East Ohio Gas Co.	3.000%	6/15/50	19,575	14,159
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,048
[7]	Electricite de France SA	4.875%	9/21/38	69,690	61,886
[7]	Electricite de France SA	4.875%	1/22/44	2,910	2,497
[7]	Electricite de France SA	4.950%	10/13/45	12,500	10,474
	Emera US Finance LP	3.550%	6/15/26	32,320	30,957
[7]	Enel Finance International NV	5.000%	6/15/32	56,240	54,361
	Enel Finance International NV	5.500%	6/15/52	48,955	46,675
	Entergy Corp.	2.950%	9/1/26	7,085	6,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,581
	Evergy Inc.	2.450%	9/15/24	28,130	27,084
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	2,415
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,366
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,943
	Eversource Energy	2.900%	10/1/24	25,155	24,583
	Eversource Energy	3.150%	1/15/25	6,775	6,623
	Eversource Energy	3.300%	1/15/28	14,490	13,657
	Eversource Energy	3.375%	3/1/32	14,435	12,967
[7]	Exelon Corp.	3.350%	3/15/32	35,015	31,375
	Florida Power & Light Co.	6.200%	6/1/36	12,452	14,132
	Florida Power & Light Co.	5.950%	2/1/38	10,000	11,298
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,530
	Florida Power & Light Co.	5.250%	2/1/41	29,745	31,629
	Florida Power & Light Co.	4.125%	2/1/42	20,000	18,833
	Florida Power & Light Co.	3.700%	12/1/47	27,690	24,396
	Fortis Inc.	3.055%	10/4/26	44,365	41,666
	Georgia Power Co.	4.700%	5/15/32	30,600	30,741
	Georgia Power Co.	4.750%	9/1/40	34,725	31,492
	Georgia Power Co.	4.300%	3/15/42	28,162	24,491
	Georgia Power Co.	3.700%	1/30/50	9,335	7,428
	Georgia Power Co.	5.125%	5/15/52	35,520	35,405
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	12,855
[7]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	35,456
[7]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	5,081
[7]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	23,050
[7]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,742
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,907
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,051
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	13,572
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	10,229
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	34,950
[7]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,320
[7]	Monongahela Power Co.	4.100%	4/15/24	11,000	10,999
[7]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,275
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,222
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	31,502
	Nevada Power Co.	3.125%	8/1/50	17,655	13,100
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	31,842
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	29,445
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	12,022
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	17,815
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	41,505	34,868
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	8,755	8,969
[7]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	34,723
[7]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	15,324
	NiSource Inc.	5.250%	2/15/43	13,546	13,143
	NiSource Inc.	4.800%	2/15/44	7,995	7,203
	NiSource Inc.	5.000%	6/15/52	21,065	20,412
	Northern States Power Co.	2.250%	4/1/31	4,915	4,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	4.500%	6/1/52	6,645	6,530
[4,7]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	36,962
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,413
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,596
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	16,306
[7]	Oglethorpe Power Corp.	4.500%	4/1/47	4,095	3,513
	Oglethorpe Power Corp.	5.050%	10/1/48	4,806	4,490
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	16,311
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,771
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	31,117
[7]	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,662
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,952
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,182
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	17,201
[7]	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	26,503
	PacifiCorp	2.950%	6/1/23	14,835	14,757
	PacifiCorp	3.600%	4/1/24	20,000	20,044
	PacifiCorp	3.350%	7/1/25	15,354	15,119
	PacifiCorp	2.700%	9/15/30	8,500	7,506
	PacifiCorp	5.750%	4/1/37	14,188	15,031
	PacifiCorp	4.125%	1/15/49	2,262	2,021
	PacifiCorp	4.150%	2/15/50	11,330	10,159
	PacifiCorp	3.300%	3/15/51	20,663	16,217
	PECO Energy Co.	4.600%	5/15/52	16,875	16,942
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	3,025
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	13,021
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	14,375	14,109
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,291
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,819
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,801
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	18,077
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,041
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,754
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,387
	San Diego Gas & Electric Co.	2.950%	8/15/51	711	527
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	36,428
[4]	SCE Recovery Funding LLC	0.861%	11/15/31	10,090	8,834
	SCE Recovery Funding LLC	1.942%	5/15/38	3,915	3,005
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	3,066
	Sempra Energy	3.700%	4/1/29	5,190	4,881
	Sempra Energy	3.800%	2/1/38	20,000	16,868
	Sempra Energy	6.000%	10/15/39	21,184	22,301
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,637
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,175
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,113
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,087
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,565
	Southern California Edison Co.	4.050%	3/15/42	17,788	14,741
	Southern California Edison Co.	3.900%	3/15/43	8,782	7,032
	Southern California Edison Co.	4.650%	10/1/43	16,770	15,161
	Southern California Edison Co.	3.600%	2/1/45	8,160	6,112
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,981
	Southern California Edison Co.	4.125%	3/1/48	32,029	26,436
	Southern California Edison Co.	3.650%	2/1/50	25,325	19,379
	Southern California Gas Co.	2.600%	6/15/26	28,885	27,375
	Southern California Gas Co.	2.950%	4/15/27	26,220	24,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co.	2.950%	7/1/23	44,985	44,475
	Southern Co.	4.400%	7/1/46	25,160	21,935
	Southwest Gas Corp.	2.200%	6/15/30	9,465	7,640
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,050
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,583
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,141
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,161
	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	38,875
	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	18,667
	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,598
	Union Electric Co.	4.000%	4/1/48	14,942	13,097
	Union Electric Co.	3.900%	4/1/52	13,335	11,807
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	39,824
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	10,453
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	15,009
	Xcel Energy Inc.	3.350%	12/1/26	33,370	32,200
					3,473,205
Total Corporate Bonds (Cost $27,768,836)					25,155,858
Sovereign Bonds (1.0%)
[6,7]	Emirate of Abu Dhabi	4.951%	7/7/52	20,995	21,151
[7]	Government of Bermuda	2.375%	8/20/30	18,120	15,163
[7]	Government of Bermuda	3.375%	8/20/50	7,115	5,165
[7]	Kingdom of Saudi Arabia	2.875%	3/4/23	30,320	30,245
	Province of Ontario	2.500%	4/27/26	100,400	97,414
	Province of Quebec	2.500%	4/20/26	134,755	130,915
	Republic of Chile	2.550%	1/27/32	20,660	17,555
	Republic of Chile	2.550%	7/27/33	37,110	30,316
	Republic of Chile	3.500%	1/31/34	19,975	17,764
	Republic of Chile	3.500%	4/15/53	22,895	17,319
	Republic of Chile	3.100%	1/22/61	14,340	9,698
	Republic of Colombia	4.000%	2/26/24	29,348	28,512
	Republic of Panama	2.252%	9/29/32	36,590	28,610
[4]	Republic of Panama	3.870%	7/23/60	23,230	16,506
[7]	State of Qatar	3.875%	4/23/23	69,280	69,525
[7]	State of Qatar	3.375%	3/14/24	3,250	3,242
[7]	State of Qatar	4.400%	4/16/50	13,435	12,800
	United Mexican States	4.400%	2/12/52	18,705	14,013
Total Sovereign Bonds (Cost $621,923)					565,913
Taxable Municipal Bonds (3.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,969
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	14,735	13,467
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,959
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	34,089
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,485
	California GO	7.500%	4/1/34	5,845	7,502
	California GO	7.350%	11/1/39	45,195	58,873
	California GO	7.600%	11/1/40	2,215	3,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	9,220	8,771
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/41	20,630	19,326
	California State University College & University Revenue	2.719%	11/1/52	12,175	9,056
	California State University College & University Revenue	2.939%	11/1/52	15,330	11,700
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/40	4,780	5,895
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	61,935	74,271
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	31,650	37,954
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,631
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	8,234
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,992
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	4,565
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	28,285	27,492
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,478
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	7,165
	Duke University College & University Revenue	5.850%	4/1/37	62,165	72,063
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	30,007
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/49	5,145	4,496
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	38,475	33,511
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	71,194	83,560
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	2,047
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,706
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	9,955	8,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	53,710	43,000
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	10,541
	Houston TX GO	6.290%	3/1/32	13,425	14,998
	Illinois GO	5.100%	6/1/33	144,465	145,345
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	19,042
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,450
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	40,255
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	11,666
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	13,080
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	13,791
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	24,504
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	16,803
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,991
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	17,640
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	10,429
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	19,680
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	3,259
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	2,255	2,357
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	33,676
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	38,987
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	10,211
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	38,453
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	21,345	18,289
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	11,865	9,732
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	33,318
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	14,188
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	7,781
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	10,335	8,329
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	20,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	16,548
[11]	Oregon School Boards Assn. GO	4.759%	6/30/28	13,576	13,864
[10]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	25,211
[12]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	73,662
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	2,069
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	12,671
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	51,533
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	11,261
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	17,099
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,510
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,347
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	9,710
	Sales Tax Securitization Corp. Illinois Sales Tax Revenue	4.787%	1/1/48	24,635	25,043
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	17,377
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	8,990	7,004
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	6,975
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	13,104
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	17,011
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,237
	University of California College & University Revenue	1.614%	5/15/30	23,375	19,615
	University of California College & University Revenue	4.601%	5/15/31	19,390	19,958
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,779
	University of California College & University Revenue	3.931%	5/15/45	18,275	17,162
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	13,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	19,600
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	11,203
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	44,661
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	20,590
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	12,798
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	27,483
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	3,475	3,471
[9]	Wisconsin Appropriations Revenue	5.700%	5/1/26	6,285	6,678
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	27,890
Total Taxable Municipal Bonds (Cost $1,959,131)					1,865,576
				Shares
Common Stocks (36.9%)
Communication Services (1.2%)
	Comcast Corp. Class A			11,384,269	446,718
	Verizon Communications Inc.			5,775,563	293,110
					739,828
Consumer Discretionary (2.2%)
	Home Depot Inc.			2,463,730	675,727
	TJX Cos. Inc.			4,808,654	268,563
	Darden Restaurants Inc.			1,947,478	220,299
	Starbucks Corp.			1,587,762	121,289
					1,285,878
Consumer Staples (5.4%)
	Procter & Gamble Co.			3,983,049	572,723
	Mondelez International Inc. Class A			8,567,363	531,948
	Philip Morris International Inc.			5,006,750	494,366
	Unilever plc ADR			6,728,259	308,356
	PepsiCo Inc.			1,703,493	283,904
	Kimberly-Clark Corp.			1,734,326	234,394
	Coca-Cola Co.			3,576,233	224,981
	Kellogg Co.			3,107,330	221,677
	Archer-Daniels-Midland Co.			2,401,893	186,387
	Sysco Corp.			1,698,448	143,875
					3,202,611
Energy (2.9%)
	ConocoPhillips			6,515,840	585,188
[13]	TC Energy Corp.			5,604,931	290,349
	EOG Resources Inc.			2,509,166	277,112
	Coterra Energy Inc.			8,572,221	221,078
	Pioneer Natural Resources Co.			961,290	214,444
	Phillips 66			1,626,773	133,379
					1,721,550
Financials (7.1%)
	JPMorgan Chase & Co.			7,050,892	794,001
	MetLife Inc.			8,875,255	557,277

		Shares	Market Value ($000)
	Morgan Stanley	6,875,554	522,955
	Chubb Ltd.	2,467,061	484,975
	Progressive Corp.	2,928,102	340,451
	PNC Financial Services Group Inc.	1,967,480	310,409
	BlackRock Inc.	499,930	304,477
	Truist Financial Corp.	6,353,547	301,349
	M&T Bank Corp.	1,632,196	260,156
	Royal Bank of Canada	2,428,726	235,174
	Blackstone Inc.	1,550,523	141,454
			4,252,678
Health Care (6.4%)
	Johnson & Johnson	4,826,757	856,798
	Pfizer Inc.	16,079,347	843,040
	Merck & Co. Inc.	7,120,989	649,221
	Medtronic plc	4,258,295	382,182
	Eli Lilly & Co.	1,072,931	347,876
	CVS Health Corp.	3,483,084	322,743
	AstraZeneca plc ADR	4,584,721	302,912
	Koninklijke Philips NV GDR	4,904,526	105,594
			3,810,366
Industrials (3.4%)
	General Dynamics Corp.	1,780,599	393,958
	Eaton Corp. plc	2,436,637	306,992
	Johnson Controls International plc	5,928,817	283,872
	L3Harris Technologies Inc.	1,134,565	274,224
	Canadian National Railway Co.	2,235,220	251,428
	Raytheon Technologies Corp.	2,393,854	230,073
	Honeywell International Inc.	1,113,741	193,579
	Caterpillar Inc.	591,944	105,816
			2,039,942
Information Technology (3.6%)
	Cisco Systems Inc.	13,210,233	563,284
	Texas Instruments Inc.	2,814,172	432,398
	Analog Devices Inc.	2,386,625	348,662
	Corning Inc.	7,962,469	250,897
	NXP Semiconductors NV	1,332,140	197,197
	QUALCOMM Inc.	1,378,363	176,072
	Broadcom Inc.	330,215	160,422
			2,128,932
Materials (1.1%)
	LyondellBasell Industries NV Class A	3,676,192	321,520
	PPG Industries Inc.	2,377,117	271,799
[13]	Rio Tinto plc ADR	1,421,028	86,683
			680,002
Real Estate (0.4%)
	Crown Castle International Corp.	1,404,193	236,438
Utilities (3.2%)
	Exelon Corp.	8,911,525	403,870
	American Electric Power Co. Inc.	4,078,191	391,262
	Sempra Energy (XNYS)	2,224,971	334,346
	Dominion Energy Inc.	4,086,064	326,109
	Duke Energy Corp.	2,818,231	302,143
	DTE Energy Co.	994,399	126,040
			1,883,770
Total Common Stocks (Cost $16,028,807)			21,981,995

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (3.4%)
Money Market Fund (0.4%)
[14,15]	Vanguard Market Liquidity Fund	1.417%		2,429,072	242,834
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC (Dated 6/30/22, Repurchase Value $5,200,000, collateralized by Freddie Mac 0.000%, 2/25/32, with a value of $5,304,000)	1.550%	7/1/22	5,200	5,200
	Deutsche Bank Securities, Inc. (Dated 6/30/22, Repurchase Value $40,202,000, collateralized by U.S. Treasury Note/Bond 0.375%–1.875%, 12/31/25–2/15/32, with a value of $41,004,000)	1.500%	7/1/22	40,200	40,200
	HSBC Bank USA (Dated 6/30/22, Repurchase Value $200,000, collateralized by Fannie Mae 3.500%, 4/1/30, with a value of $204,000)	1.550%	7/1/22	200	200
	HSBC Bank USA (Dated 6/30/22, Repurchase Value $9,900,000, collateralized by U.S. Treasury Note/Bond 0.500%–2.375%, 5/15/27–9/30/28, with a value of $10,098,000)	1.470%	7/1/22	9,900	9,900
	JP Morgan Securities LLC (Dated 6/30/22, Repurchase Value $200,000, collateralized by U.S. Treasury Note/Bond 2.875%–3.125%, 8/15/44–11/15/46, with a value of $204,000)	1.480%	7/1/22	200	200
	Natixis SA (Dated 6/30/22, Repurchase Value $212,509,000, collateralized by Fannie Mae 0.000%, 7/15/28, Federal Home Loan Bank 2.590%–3.000%, 2/24/37–1/27/42, Freddie Mac 0.000%, 9/15/29, U.S. Treasury Bill 0.000%, 12/22/22, and U.S. Treasury Note/Bond 0.250%–3.000%, 11/15/23–5/31/29, with a value of $216,750,000)	1.450%	7/1/22	212,500	212,500
	NatWest Markets plc (Dated 6/30/22, Repurchase Value $38,502,000, collateralized by U.S. Treasury Note/Bond 2.500%–3.250%, 5/15/42–2/15/45, with a value of $39,270,000)	1.480%	7/1/22	38,500	38,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Nomura International plc (Dated 6/30/22, Repurchase Value $5,000,000, collateralized by U.S. Treasury Note/Bond 3.375%, 5/15/44, with a value of $5,100,000)	1.480%	7/1/22	5,000	5,000
RBC Capital Markets LLC (Dated 6/30/22, Repurchase Value $66,803,000, collateralized by Freddie Mac 3.500%, 3/1/43, U.S. Treasury Bill 0.000%, 12/29/22, and U.S. Treasury Note/Bond 0.375%, 4/15/24, with a value of $68,136,000)	1.530%	7/1/22	66,800	66,800
Societe Generale (Dated 6/30/22, Repurchase Value $13,001,000, collateralized by Fannie Mae 4.000%, 7/1/49–7/1/56, with a value of $13,260,000)	1.520%	7/1/22	13,000	13,000
				391,500
U.S. Government and Agency Obligations (2.3%)
Federal Home Loan Banks Discount Notes	1.371%	7/27/22	350,000	349,619
Federal Home Loan Banks Discount Notes	1.483%–1.498%	8/10/22	333,000	332,406
United States Treasury Bill	1.165%–1.171%	7/28/22	350,000	349,740
United States Treasury Bill	1.219%	8/9/22	175,000	174,761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Bill	0.448%–0.690%	12/29/22	185,000	182,726
				1,389,252
Total Temporary Cash Investments (Cost $2,025,460)				2,023,586
Total Investments (102.1%) (Cost $58,236,385)				60,776,216
Other Assets and Liabilities—Net (-2.1%)				(1,234,039)
Net Assets (100%)				59,542,177
Cost is in $000.
1	Securities with a value of $6,118,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $33,958,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $25,647,000 have been segregated as initial margin for open centrally cleared swap contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2022.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $7,583,040,000, representing 12.7% of net assets.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,521,000.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
15	Collateral of $242,840,000 was received for securities on loan, of which $242,834,000 is held in Vanguard Market Liquidity Fund and $6,000 is held in cash.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
CLO—Collaterized Loan Obligation.
GDR—Global Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2022	300	63,005	7
5-Year U.S. Treasury Note	September 2022	3,919	439,908	(3,189)
10-Year U.S. Treasury Note	September 2022	1,052	124,695	(961)
				(4,143)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(39)	(4,968)	(33)
Ultra Long U.S. Treasury Bond	September 2022	(175)	(27,010)	96
				63
				(4,080)

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S38-V1	6/21/27	USD	812,985	1.000	(98)	(7,496)
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	8,208,617	—	8,208,617
Asset-Backed/Commercial Mortgage-Backed Securities	—	974,671	—	974,671
Corporate Bonds	—	25,155,858	—	25,155,858
Sovereign Bonds	—	565,913	—	565,913
Taxable Municipal Bonds	—	1,865,576	—	1,865,576
Common Stocks	21,981,995	—	—	21,981,995
Temporary Cash Investments	242,834	1,780,752	—	2,023,586
Total	22,224,829	38,551,387	—	60,776,216
Derivative Financial Instruments
Assets
Futures Contracts[1]	103	—	—	103
Liabilities
Futures Contracts[1]	4,183	—	—	4,183
Swap Contracts	7,496[1]	—	—	7,496
Total	11,679	—	—	11,679
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.